Loans payable and notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long term Portion	$ 55,949	$ 80,903
Total loans payable	80,804	99,383
Senior Secured Corporate Credit Facility with Banco de Credito del Peru ("BCP")
Disclosure of detailed information about borrowings [line items]
Current Portion	24,855	18,480
Long term Portion	55,949	80,903
Total loans payable	$ 80,804	$ 99,383